General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1:- GENERAL

Magic Software Enterprises Ltd., an Israeli company (“the Company” or “the Company”), is a global: (i) provider of proprietary application development and business process integration platforms that accelerate the planning, development, deployment and integration of on-premise, mobile and cloud business applications (“the Magic Technology”); (ii) provider of selected packaged vertical software solutions; and (iii) vendor of software services and IT outsourcing software services.

Magic Technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. To complement its software products and to increase its traction with customers, the Company also offers a complete portfolio of software services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, communications services and solutions, and supplemental IT professional outsourcing services. The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non-proprietary software solutions, maintenance and support and related services) and IT professional services (see Note 22 for further details).

The Company’s principal markets are the United States, Israel, Europe and Japan (see Note 22).

For information about the Company’s holdings in subsidiaries and affiliates, see Appendix to the consolidated financial statements.